Inventories (Tables)	12 Months Ended
Dec. 31, 2013
Inventory, Net [Abstract]
Schedule of Inventory, Current [Table Text Block]
	December 31,	December 31,
	2013	2012

Finished goods	$1,941	$-
Work in process	3,052	-
Raw materials	1,546	-
Inventory consigned to others	58	-
	$6,597	$-